CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Percentage of senior convertible notes, current	7.00%	7.00%
Percentage of senior convertible notes, noncurrent	7.00%	7.00%
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000,000	500,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	7,837,649	7,327,934
Common stock, shares, outstanding	7,837,649	7,327,934